UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                811-21511

Lazard Global Total Return and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:                (212) 632-6000

Date of fiscal year end:                12/31

Date of reporting period:             3/31/2005

FORM N-Q

Item 1.                Schedule of Investments.

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments
March 31, 2005 (unaudited)

Description	Shares	Value

Common Stocks—98.7%
Finland—3.0%
Nokia Oyj Sponsored ADR (c)	392,000	$6,048,560

France—7.3%
Societe Generale Sponsored ADR (d)	201,300	4,185,027
Total SA Sponsored ADR (d)	58,100	6,811,063
Vivendi Universal SA Sponsored ADR	124,800	3,818,880

Total France		14,814,970

Germany—3.9%
Schering AG ADR (d)	56,800	3,794,240
Siemens AG Sponsored ADR (d)	50,600	4,000,436

Total Germany		7,794,676

Italy—2.3%
Eni SpA Sponsored ADR (d)	35,700	4,646,712

Japan—5.9%
Canon, Inc. Sponsored ADR (d)	69,000	3,698,400
Kao Corp. Sponsored ADR (d)	15,400	3,541,076
Nomura Holdings, Inc. ADR (c), (d)	332,600	4,609,836

Total Japan		11,849,312

Netherlands—2.8%
Heineken NV ADR (c), (d)	163,750	5,677,212

Switzerland—11.1%
Credit Suisse Group Sponsored ADR (c), (d)	150,200	6,428,560
Nestle SA Sponsored ADR (d)	57,400	3,928,456
Novartis AG ADR (c), (d)	82,800	3,873,384
Swiss Re Sponsored ADR (d)	55,200	3,955,080
UBS AG (d)	51,000	4,304,400

Total Switzerland		22,489,880

United Kingdom—21.8%
Barclays PLC Sponsored ADR (c), (d)	135,300	5,606,832
BP PLC Sponsored ADR (c)	69,600	4,343,040
Cadbury Schweppes PLC Sponsored ADR (d)	112,700	4,586,890
Diageo PLC Sponsored ADR (d)	101,100	5,752,590
GlaxoSmithKline PLC ADR (c), (d)	172,200	7,907,424
HSBC Holdings PLC Sponsored ADR (c), (d)	76,300	6,058,220
Unilever PLC Sponsored ADR (d)	95,500	3,820,000
Vodafone Group PLC Sponsored ADR (c)	219,100	5,819,296

Total United Kingdom		43,894,292

United States—40.6%
Bank of America Corp. (c)	138,200	6,094,620
Cisco Systems, Inc. (a)	220,400	3,942,956
Citigroup, Inc. (c)	116,000	5,213,040
Exxon Mobil Corp. (c)	128,200	7,640,720
First Data Corp.	84,300	3,313,833
General Electric Co. (c)	185,000	6,671,100
Golden West Financial Corp.	31,200	1,887,600
International Business Machines Corp. (c)	42,600	3,892,788
Johnson & Johnson (c)	104,300	7,004,788
JPMorgan Chase & Co.	148,896	5,151,802
Microsoft Corp.	280,600	6,782,102
Oracle Corp. (a), (c)	477,000	5,952,960
Pfizer, Inc.	103,500	2,718,945
The Coca-Cola Co.	74,200	3,091,914
The Home Depot, Inc.	107,600	4,114,624
United Technologies Corp.	44,000	4,473,040
Wells Fargo & Co.	67,000	4,006,600

Total United States		81,953,432

Total Common Stocks
(Identified cost $186,547,982)		199,169,046

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2005 (unaudited)

	Principal
	Amount
Description	(000)	Value

Foreign Government
Obligation—2.1%
Turkey—2.1%
Turkey Government Bond,
0.00%, 05/24/06
(Identified cost $4,338,071) (e), (f)	6,871	$4,206,497

Collateral for Securities on Loan—23.1%
State Street Navigator Securities
Lending Prime Portfolio, 2.79%
(Identified cost $46,543,602)
(g), (h)	$46,543	46,543,602

Total Investments
(Identified cost $237,429,655) (b)	123.9%	$249,919,145
Liabilities in Excess of Cash
and Other Assets	(23.9)	(48,264,307)

Net Assets	100.0%	$201,654,838

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2005 (unaudited)

Forward Currency Contracts open at March 31, 2005:

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

ARS	04/26/05	3,105,441	$ 1,061,000	$ 1,058,811	$—	$2,189
ARS	02/23/06	2,940,745	986,000	960,727	—	25,273
BRL	04/05/05	3,406,032	1,116,000	1,278,540	162,540	—
BRL	04/28/05	1,811,040	588,000	673,424	85,424	—
BRL	05/09/05	1,089,027	359,000	403,247	44,247	—
BRL	05/10/05	8,592,766	2,821,000	3,180,549	359,549	—
BRL	05/12/05	3,160,119	1,039,000	1,168,815	129,815	—
BRL	09/28/05	2,907,714	986,000	1,018,010	32,010	—
COP	09/06/05	1,028,340,000	435,000	426,048	—	8,952
COP	09/07/05	3,806,196,000	1,603,960	1,576,717	—	27,243
CZK	04/11/05	23,279,182	1,052,000	1,010,019	—	41,981
EGP	05/16/05	3,367,084	574,000	574,423	423	—
EGP	06/09/05	3,132,920	536,000	531,578	—	4,422
EGP	06/17/05	3,679,650	629,000	623,213	—	5,787
EGP	08/17/05	3,460,275	585,000	578,088	—	6,912
EGP	09/06/05	3,262,320	552,000	542,599	—	9,401
EGP	09/08/05	2,677,230	453,000	445,088	—	7,912
EGP	12/15/05	3,296,710	553,000	536,726	—	16,274
EGP	02/28/06	5,443,460	908,000	872,513	—	35,487
GHC	04/04/05	5,086,900,000	559,000	561,706	2,706	—
GHC	04/21/05	2,562,720,000	281,000	280,523	—	477
GHC	05/04/05	5,086,900,000	555,642	552,634	—	3,008
GHC	05/23/05	4,368,920,000	479,574	468,032	—	11,542
HRK	04/28/05	15,180,095	2,649,000	2,656,500	7,500	—
HRK	05/04/05	5,988,631	991,085	1,047,696	56,611	—
HRK	05/31/05	8,296,410	1,455,000	1,449,446	—	5,554
HRK	06/07/05	2,636,030	460,000	460,242	242	—
IDR	04/07/05	3,249,190,000	349,000	343,103	—	5,897
IDR	04/11/05	17,724,420,000	1,890,000	1,871,639	—	18,361
IDR	05/09/05	2,079,921,000	223,000	219,633	—	3,367
IDR	05/10/05	17,743,320,000	1,890,000	1,873,635	—	16,365
IDR	06/10/05	3,478,110,000	382,000	367,277	—	14,723
IDR	06/20/05	23,893,634,000	2,542,417	2,523,087	—	19,330
IDR	06/21/05	894,615,000	95,000	94,468	—	532
ILS	04/04/05	2,625,002	597,216	602,019	4,803	—
ILS	05/04/05	3,007,317	688,000	689,302	1,302	—
ILS	05/05/05	9,476,000	2,000,000	2,171,936	171,936	—
ILS	05/09/05	4,813,152	1,108,000	1,103,107	—	4,893
INR	04/15/05	6,784,050	147,000	155,241	8,241	—
INR	05/04/05	172,298,930	3,960,895	3,938,886	—	22,009
INR	06/03/05	41,015,350	929,000	936,359	7,359	—
INR	06/17/05	42,395,100	957,000	967,292	10,292	—
INR	09/08/05	9,056,250	207,000	205,998	—	1,002
KRW	06/08/05	1,581,635,500	1,523,000	1,556,381	33,381	—
KRW	06/21/05	2,488,380,000	2,481,185	2,448,542	—	32,643
KRW	07/07/05	125,700,000	120,000	123,690	3,690	—
KZT	04/18/05	34,397,000	265,000	259,710	—	5,290
KZT	04/29/05	63,969,408	484,617	483,285	—	1,332
KZT	05/16/05	37,720,875	291,000	285,221	—	5,779
MAD	04/14/05	21,831,292	2,512,087	2,552,084	39,997	—
MXN	04/11/05	11,925,828	1,028,000	1,064,251	36,251	—

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2005 (unaudited)

Forward Currency Contracts open at March 31, 2005 (concluded):

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

MXN	04/11/05	10,896,869	$958,135	$972,427	$14,292	$—
PEN	04/29/05	1,674,098	514,000	513,364	—	636
PHP	05/23/05	55,029,000	1,019,622	996,757	—	22,865
PHP	06/13/05	129,601,000	2,379,965	2,342,501	—	37,464
PLN	04/07/05	14,688,223	4,705,652	4,672,692	—	32,960
PLN	04/29/05	2,913,000	914,571	924,925	10,354	—
PLN	05/24/05	5,409,779	1,769,000	1,714,307	—	54,693
ROL	04/07/05	14,915,684,000	529,000	527,272	—	1,728
ROL	04/08/05	15,848,400,000	562,000	560,167	—	1,833
ROL	04/19/05	55,672,150,000	1,999,000	1,964,811	—	34,189
ROL	05/03/05	44,747,316,000	1,503,000	1,576,304	73,304	—
ROL	07/13/05	49,359,776,000	1,774,000	1,724,339	—	49,661
ROL	07/13/05	17,198,014,400	618,100	600,797	—	17,303
RUB	04/26/05	33,615,880	1,198,000	1,205,947	7,947	—
RUB	06/10/05	99,755,000	3,550,000	3,575,393	25,393	—
RUB	09/08/05	9,314,660	332,216	333,365	1,149	—
RUB	12/15/05	39,907,858	1,394,405	1,419,664	25,259	—
SIT	04/14/05	680,903,940	3,623,757	3,688,847	65,090	—
SIT	04/28/05	30,482,820	166,500	165,099	—	1,401
SIT	05/16/05	237,221,400	1,326,000	1,284,533	—	41,467
SKK	04/11/05	7,486,250	265,000	251,541	—	13,459
SKK	04/22/05	82,828,600	2,875,993	2,783,640	—	92,353
SKK	04/25/05	118,442,873	4,031,000	3,980,758	—	50,242
THB	04/07/05	6,647,000	170,000	169,955	—	45
THB	04/18/05	41,398,300	1,060,000	1,058,699	—	1,301
THB	04/25/05	99,768,480	2,582,000	2,551,732	—	30,268
THB	05/09/05	4,144,500	108,000	106,011	—	1,989
THB	05/24/05	6,928,200	180,000	177,214	—	2,786
THB	06/07/05	4,144,500	108,000	106,011	—	1,989
THB	06/13/05	117,733,500	3,078,000	3,011,472	—	66,528
TRY	04/11/05	5,683,471	4,381,000	4,189,900	—	191,100
TRY	04/18/05	2,025,216	1,536,000	1,488,836	—	47,164
TWD	06/16/05	59,853,040	1,864,000	1,916,299	52,299	—
TWD	06/23/05	36,473,130	1,143,000	1,168,361	25,361	—
TZS	06/15/05	289,900,000	260,000	256,950	—	3,050

Total Forward Currency Purchase Contracts			$105,416,594	$105,752,950	$1,498,767	$1,162,411

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

BRL	04/05/05	1,393,272	$523,000	$523,000	$—	$—
GHC	04/04/05	5,086,900,000	559,615	561,706	—	2,091
ILS	04/04/05	2,625,002	600,893	602,019	—	1,126
INR	06/17/05	42,056,200	958,000	959,559	—	1,559
MXN	04/11/05	11,238,000	1,006,421	1,002,869	3,552	—
TRY	04/11/05	5,683,471	4,277,467	4,189,900	87,567	—
TRY	04/18/05	934,332	686,000	686,873	—	873

Total Forward Currency Sale Contracts			$8,611,396	$8,525,926	91,119	5,649

Gross unrealized appreciation/depreciation on Forward Currency Contracts					$1,589,886	$1,168,060

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2005 (unaudited)

(a)   Non-income producing security.

(b)   For federal income tax purposes, the aggregate cost was $237,429,655, aggregate gross unrealized appreciation was $17,562,882, aggregate gross unrealized depreciation was $5,073,392 and the net unrealized appreciation was $12,489,490.

(c)    Segregated security for forward currency contracts.

(d)    Security or portion thereof is out on loan.

(e)    Principal amount denominated in respective country’s currency.

(f)    Zero coupon security.

(g)   Rate shown reflects 7 day yield as of March 31, 2005.

(h)    Represents security purchased with cash collateral received for securities on loan.

Security Abbreviation:
ADR — American Depositary Receipt

Currency Abbreviations:
ARS	— Argentine Peso	MXN	— Mexican Peso
BRL	— Brazilian Real	PEN	— Peruvian New Sol
COP	— Colombian Peso	PHP	— Philippine Peso
CZK	— Czech Koruna	PLN	— Polish Zloty
EGP	— Egyptian Pound	ROL	— Romanian Leu
GHC	— Ghanaian Cedi	RUB	— Russian Ruble
HRK	— Croatian Kuna	SIT	— Slovenian Tolar
IDR	— Indonesian Rupiah	SKK	— Slovenska Koruna
ILS	— Israeli Shekel	THB	— Thai Baht
INR	— Indian Rupee	TRY	— New Turkish Lira
KRW	— South Korean Won	TWD	— New Taiwan Dollar
KZT	— Kazakhstan Tenge	TZS	— Tanzanian Schilling
MAD	— Moroccan Dirham

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2005 (unaudited)

Portfolio holdings by industry (as percentage of net assets):
Industry
Aerospace & Defense	2.2%
Banking	19.1
Brewery	2.8
Business Services & Supplies	1.6
Computer Software	6.3
Computers & Business Equipment	3.9
Cosmetics & Toiletries	1.8
Diversified	5.3
Drugs & Health Care	9.1
Financial Services	7.4
Food & Beverages	10.5
Insurance	2.0
Medical Products & Services	3.5
Multimedia	1.9
Oil & Gas	11.6
Retail	2.0
Semiconductors & Components	1.8
Telecommunications	2.9
Telecommunications Equipment	3.0

Subtotal	98.7
Foreign Government Obligation	2.1
Collateral for Securities on Loan	23.1

Total Investments	123.9%

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (concluded)
March 31, 2005 (unaudited)

Valuation of Investments—Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are based on the closing market price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Forward currency contracts are valued at the current cost of the offsetting contract. Securities listed on foreign exchanges are valued at the last reported sales price, except as described below.

If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when the Fund’s net asset value is calculated, such securities will be valued at their fair values as determined in good faith by or under the supervision of the Board of Directors. The effect of using fair value pricing is that the net asset value of the Fund will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

Under these procedures, in the event that Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”) and an indirect subsidiary of Lazard Group LLC, determines that a significant event has occurred after the close of a market on which a foreign security is traded but before the close of regular trading on the NYSE, such that current market quotations for a security or securities are not readily available, a Valuation Committee of the Investment Manager will evaluate a variety of factors to determine the fair value of the affected securities. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.                Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LAZARD GLOBAL TOTAL RETURN AND INCOME FUND, INC.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 25, 2005

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 25, 2005